Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Appreciated or Depreciated (Details) - CHF [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Appreciated or Depreciated [Line Items]
Foreign currency risk, Variance	+/-10.0%
Foreign currency risk	-1,691 / 2,067	+228 / -278
Foreign currency risk, OCI